FORWARD FUNDS

                           Forward Emerald Growth Fund
                    Forward Emerald Banking and Finance Fund
                         Forward Emerald Technology Fund
                       (Class A Shares and Class C Shares)

                         Supplement dated July 25, 2005

  (to the Prospectus and Statement of Additional Information dated May 2, 2005)

Effective September 29, 2005, all references in the Prospectus and Statement of Additional Information ("SAI") to "Forward Emerald Technology Fund" and "Technology Fund" shall be replaced with "Forward Emerald Opportunities Fund" and "Opportunities Fund," respectively.

Effective September 29, 2005, the following information replaces all information found in the first subheading under the heading "Principal Investment Strategy" on page 9 of the Prospectus:

o     FOCUS ON GROWTH STOCKS

The Opportunities Fund will invest principally in equity securities of companies that are believed to be poised for significant growth, including companies of varying sizes in a wide range of industries. Under normal conditions, the Opportunities Fund will invest at a minimum 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector that the Fund's Sub-Adviser believes have a significant potential for growth. For investment purposes, the technology sector is defined as a broad range of industries comprised of companies that produce and/or develop products, processes or services that will provide or will benefit significantly from technological advances and improvements (e.g. research and development).

(See page 30 for "Additional Information About the Technology Sector").

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Effective September 29, 2005, the following sentence replaces the first sentence found under the subheading "Equity Securities" on page 9 of the Prospectus:

The Opportunities Fund will invest principally in common stocks, but may also invest in preferred stocks and convertible securities of companies that are believed to be poised for significant growth.

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Effective September 29, 2005, the following sentence replaces the first sentence found under the subheading "Technology Sector Concentration Risk" on page 10 of the Prospectus:


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Under normal market conditions, the Opportunities Fund will invest a minimum of
25% of its net assets, plus borrowings for investment purposes, in technology companies.

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Effective September 29, 2005, the following sentence should be added as the first sentence of the second paragraph in the section entitled "Risk and Return Bar Chart and Table" on page 11 of the Prospectus:

Prior to September 29, 2005, the Opportunities Fund was named the Forward Emerald Technology Fund and invested at a minimum 80% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector. Accordingly, the investment returns presented in this chart would likely have been different had the Fund been managed since its inception under its current investment strategy.

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Effective September 29, 2005, the following information replaces the first sentence of the second paragraph of page 30 of the Prospectus:

The Opportunities Fund invests at least 25% of its assets in companies in the technology sector: a broad range of industries comprised of companies that produce and develop products and services that provide or benefit from technological advances and improvements (i.e. research and development).

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Effective September 29, 2005, the following information replaces the first and second sentences in the fifth paragraph on page 1 of the SAI:

The Opportunities Fund's investment objective is to seek capital appreciation. To pursue its objective, the Opportunities Fund will invest principally in equity securities of companies that are believed to be poised for significant growth, including companies of varying sizes in a wide range of industries. Under normal conditions, the Fund will invest at a minimum 25% of its net assets, plus borrowings for investment purposes, if any, in a non-diversified portfolio of equity securities of public companies in the technology sector.


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                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

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